Financial Instruments, Financial Risks and Capital Management (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments, Financial Risks and Capital Management [Line Items]
Accounting percentage	41.00%
Deposits	€ 320,021	€ 292,658
Loss before tax	€ (4,870,580)	€ (1,226,855)	€ (57,725)
Customer One [Member]
Financial Instruments, Financial Risks and Capital Management [Line Items]
Trade receivable percentage	10.00%
Two Customers [Member]
Financial Instruments, Financial Risks and Capital Management [Line Items]
Trade receivable percentage		95.00%
Concentration of Credit Risk [Member]
Financial Instruments, Financial Risks and Capital Management [Line Items]
Deposits	€ 100,000
Interest rate risk management [Member]
Financial Instruments, Financial Risks and Capital Management [Line Items]
Loss before tax	€ 0	€ 110